RELATED PARTY TRANSACTIONS (Details Textual)	Jun. 30, 2014
Shenhua Information
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
New Huake
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	37.50%
China Techenergy
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	40.00%
Electric Motor
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	40.00%
Zhejiang Sanxin
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	6.00%
Hollysys Machine
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	30.00%
Southcon
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	30.00%
Heilongjiang Ruixing Technology Co., Ltd.("Ruixing")
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	8.31%